OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Liabilities1 [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES

	December 31, 2023	December 31, 2022
Warrant liability (i)	$4,467	$15,945
Share-based payment liability (ii)	1,184	983
Orion - Conversion and change of controls rights (iii)	9,028	27,029
Sprott - Conversion and change of controls rights (iii)	1,459	5,299
Deferred consideration (iv)	—	45,805
Offtake liability (v)	637	730
Gold Prepay Agreement embedded derivative (vi)	1,676	—
Total other liabilities	18,451	95,791
Less current portion	1,186	46,181
Long-term portion	$17,265	$49,610
Warrant liability
Waterton warrants

In connection with the acquisition of Osgood the Company issued to Waterton 12.1 million common share warrants which are exercisable into one fully paid and non-assessable common share of the Company at an exercise price of C$3.64 per share until April 14, 2024. The warrants included a four month hold period. The initial fair value of the warrants recognized on inception was $6.1 million and at December 31, 2023 $0.1 million ($10.1 million at December 31, 2022). During the first quarter of 2023, Waterton exercised 0.4 million warrants to purchase 0.4 million common shares of the Company.

Orion warrants

In connection with the Orion financing package the Company completed during the fourth quarter of 2021, the Company issued 5.5 million common share warrants exercisable at C$3.275 per share with an exercise period of 36 months or until December 13, 2024. On September 20, 2023, in connection with the A&R Gold Prepay Agreement the Company extended the expiry date by an additional twelve months to December 13, 2025. The initial fair value of the warrants recognized on inception was $3.5 million and at December 31, 2023 $2.0 million ($5.9 million at December 31, 2022)

In connection with the A&R Gold Prepay Agreement entered into during the third quarter of 2023, the Company issued 3.8 million common share warrants exercisable at C$3.17 per share with an exercise period of 36 months or until September 20, 2026. The warrants include a four month hold period. The initial fair value of the warrants recognized on inception was $1.9 million and at December 31, 2023, $1.8 million.

Subsequent to the year ended December 31, 2023, the Company issued 0.5 million common share warrants at an exercise price of C$2.72 per common share in connection with the Silver Purchase Agreement amendment as further described in Note 26 of these Financial Statements.

Paycore replacement warrants

In connection with the Paycore acquisition discussed in Note 5 of these Financial Statements, the Company issued a total of 3.8 million common share warrants for Paycore warrants outstanding on the date of acquisition. The replacement warrants are comprised of 0.2 million common share warrants at an exercise price of C$3.09 per common share until April 20, 2024, 0.3 million common share warrants at an exercise price of C$2.40 per common share until February 9, 2025, and 3.3 million common share warrants at an exercise price of C$4.02 per common share until May 2, 2025. The initial fair value of the warrants recognized on inception was $2.7 million and at December 31, 2023 $0.6 million.

The warrants are considered derivatives because their exercise price is in C$ whereas the Company’s functional currency is in USD. Accordingly, the Company recognizes the warrants as liabilities at fair value with changes in fair value recognized in profit or loss. For the year ended December 31, 2023, the Company recognized a gain on the revaluation of the liability of $16.7 million (loss of $1.0 million for the year ended December 31, 2022) through the statement of loss as further described in Note 18 of these Financial Statements.
The fair value of the warrants were calculated using the Black-Scholes option pricing model, or a Monte Carlo simulation model, if applicable taking into the account the four months hold restriction, and with the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Risk free rate	3.45% to 5.08%	3.96% to 4.25%
Warrant expected life	3 to 33 months	15 to 24 months
Expected volatility	42% to 54%	56% to 60%
Expected dividend	0%	0%
Share price	C$2.33	C$3.78

As of December 31, 2023, there were 24,716,409 warrants outstanding (17,561,152 at December 31, 2022).
Share-based payment liability
The Company recognized a share-based payment liability of $1.2 million at December 31, 2023 ($1.0 million at December 31, 2022) under the Company's restricted and deferred share unit plans as discussed in Note 13 (e) of these Financial Statements. The current portion of the liability is $0.5 million at December 31, 2023 ($0.4 million at December 31, 2022) representing the cash settlement expected on the next vesting date.
Conversion and change of controls right
The financial liability represents the conversion and change of control rights included in the Orion and Sprott Convertible Loans as further described in Note 10 (i), Note 10 (ii) and Note 24 (d) of these Financial Statements.
Deferred consideration
In connection with the acquisition of Ruby Hill the Company recorded a financial liability associated with the milestone payments. The four milestone payments and corresponding early prepayment options are as follows:

•$17 million in cash and/or shares of i-80 Gold payable on the earlier of 60 days following the issuance of a press release by the Company regarding the completion of a new or updated Mineral Resource estimate for Ruby Hill or 15 months after closing, based on the market price of i-80 Gold's shares at the time of such payment (the "First Milestone Payment");
•$15 million in cash and/or shares of i-80 payable on the earlier of 60 days following the issuance of a press release by the Company regarding the completion of a Feasibility Study for Ruby Hill or 24 months after closing, based on the market price of i-80 Gold's shares at the time of such payment (the "Second Milestone Payment"). An early prepayment option to reduce the payment by $5 million to $10 million is available if the payment is made less than 15 months after closing and if the payment in shares of the Company does not exceed up to $7.5 million of the total amount, at the Company's discretion.
•$15 million in cash and/or shares of i-80 Gold payable on the earlier of 30 months after closing and 90 days following the announcement by the Company of a construction decision related to a deposit on any portion of Ruby Hill that is not currently being mined, based on the market price of i-80 Gold's shares at the time of such payment (the "Third Milestone Payment"); and
•$20 million in cash and/or shares of i-80 Gold payable on the earlier of 36 months after closing and 90 days following the announcement by the Company of achieving Commercial Production related to a deposit on any portion of Ruby Hill that is not currently being mined, priced based on the market price of i-80 Gold's shares at the time of such payment (the "Fourth Milestone Payment"). An early prepayment option to reduce the payment for the third and fourth milestone payments to $20 million is available if the payments are done prior to 24 months after closing, if the payment in shares of the Company did not exceed up to $10 million of the total amount, at the Company's discretion, and if shares held by Waterton do not exceed 9.99% of the outstanding shares of the Company.
The Company recognized the liability at fair value with changes in fair value recognized in profit or loss. The initial fair value of the liability recognized on inception was $41.9 million and nil at December 31, 2023 ($45.8 million at December 31, 2022). For the year ended December 31, 2023, the Company recognized a loss on the revaluation of the liability of $1.2 million (loss of $3.3 million for the year ended December 31, 2022) through the statement of loss as further described in Note 18 of these Financial Statements.

During the first quarter of 2023, the Company exercised the early prepayment option and paid to Waterton total consideration of $27.0 million in satisfaction of the First and Second Milestone Payment. Consideration paid to Waterton consisted of $11.0 million in cash and 5,515,313 common shares of the Company, as further described in Note 13 (b) of these Financial Statements.

During the fourth quarter of 2023, the Company exercised the early prepayment option and paid to Waterton total consideration of $20.0 million in satisfaction of the Third and Fourth Milestone Payment. Consideration paid to Waterton consisted of $10.0 million in cash and 6,613,382 common shares of the Company valued at $10.0 million.
Offtake liability
The financial liability represents the gold look back component of the offtake agreement. The Company originally entered into an offtake agreement with Orion in April 2021 (the “Offtake Agreement”) to sell (i) an aggregate of 29,750 ounces of refined gold for 2021, and (ii) up to an aggregate of 31,500 ounces of refined gold annually (the "Annual Gold Quantity") from the Company's Eligible Projects until March 1, 2027. The Offtake Agreement was amended and restated (the “A&R Offtake Agreement”) in December 2021. The main amendments reflected in the A&R Offtake Agreement include the increase in the term of the agreement to December 31, 2028, the inclusion of the Granite Creek and Ruby Hill projects, and the increase of the annual gold quantity to up to an aggregate of 37,500 ounces in respect of the 2022 and 2023 calendar years and up to an aggregate of 40,000 ounces in any calendar year after 2023. The final purchase price to be paid by Orion will be, at Orion’s option, a market referenced gold price in US dollars per ounce during a defined pricing period before and after the date of each sale. In the event that the Company does not produce the Annual Gold Quantity in any given year, the obligation is limited to those ounces actually produced. During 2022, Orion assigned all of its rights, title and interest under the A&R Offtake Agreement to TRR Offtakes LLC ("Trident").

(vi)Gold Prepay Agreement embedded derivative

The liability balance represents the embedded derivative in relation to the fixed gold price included in the Gold Prepay Agreement as further described in Note 7 (ii), Note 10 (iv) and Note 24 (d) of these Financial Statements.